Deferred Tax Assets and (Liabilities) - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (7,746)	£ 6,492
Exchange adjustments	532	(274)
Credit / (charge) to profit and loss	10,619	(1,657)
Acquisition	511	(11,939)
Charge to equity	(69)	(368)
Ending balance	3,847	(7,746)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(219)	(31)
Exchange adjustments	0	0
Credit / (charge) to profit and loss	192	(188)
Acquisition	0	0
Charge to equity	0	0
Ending balance	(27)	(219)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	19,209	12,511
Exchange adjustments	(1,026)	(2)
Credit / (charge) to profit and loss	5,541	(112)
Acquisition	0	6,812
Charge to equity	0	0
Ending balance	23,724	19,209
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,044	3,963
Exchange adjustments	(117)	(24)
Credit / (charge) to profit and loss	(465)	(1,527)
Acquisition	0	0
Charge to equity	(69)	(368)
Ending balance	1,393	2,044
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(30,935)	(9,412)
Exchange adjustments	1,953	(72)
Credit / (charge) to profit and loss	4,722	561
Acquisition	(166)	(22,012)
Charge to equity	0	0
Ending balance	(24,426)	(30,935)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,155	(539)
Exchange adjustments	(278)	(176)
Credit / (charge) to profit and loss	629	(391)
Acquisition	677	3,261
Charge to equity	0	0
Ending balance	£ 3,183	£ 2,155